Share Based Compensation - Summary of Outstanding RSUs (Detail) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSUs outstanding, Beginning balance | shares	404,215	0
Number of RSUs outstanding, Granted | shares	661,190	404,215
Number of RSUs outstanding, Origin House replacement awards | shares	3,430,456
Number of RSUs outstanding, Vested and settled | shares	(3,435,527)
Number of RSUs outstanding, Forfeited | shares	(66,005)
Number of RSUs outstanding, Ending balance | shares	994,329	404,215
Number of RSUs outstanding, Liability classified | shares	2,210
Weighted average fair value, Beginning balance | $ / shares	$ 8.58	$ 0
Weighted average fair value, Granted | $ / shares	6.00	8.58
Weighted average fair value, Origin House replacement awards | $ / shares	5.96
Weighted average fair value, Vested and settled | $ / shares	5.23
Weighted average fair value, Forfeited | $ / shares	8.91
Weighted average fair value, Ending balance | $ / shares	6.54	$ 8.58
Weighted average fair value, Liability classified | $ / shares	$ 9.86